Common Shares	12 Months Ended
Dec. 31, 2013
Equity
Common Shares

6.

Common Shares

Year Ended December 31, 2013

a)

On January 7, 2013, the Company issued 675,000 common shares with a fair value of $11,475 for director services. Fair value of the common shares was determined by using the end of day trading price on the date of authorization.

b)

On June 20, 2013, the Company issued 6,500,000 common shares at $0.01 per share for total cash proceeds of $65,000.

c)

On June 20, 2013, the Company issued 5,200,000 common shares with a fair value of $52,000 for settlement of related party payables. Fair value of the common shares was determined using the share prices of shares issued for cash proceeds on the same date.

d)

On August 23, 2013, the Company issued an aggregate of 6,378,208 common shares upon the conversion of $181,242 of convertible notes payable and accrued interest.

Year Ended December 31, 2012

a)

As at December 31, 2012, the Company authorized the issuance of 675,000 common shares with a fair value of $11,475 for director services. Fair value of the common shares was determined by using the end of day trading price on the date of authorization. These common shares were subsequently issued on January 7, 2013